Investment Objectives and Goals	Sep. 16, 2024
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Invesco BulletShares 2031 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2031 Corporate Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco BulletShares 2031 Municipal Bond ETF